Property and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property and Equipment
9.	Property and Equipment

Changes in property and equipment account for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Buildings	Vehicles, furniture and other network equipment	Information origination and termination equipment	Land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
As at December 31, 2019
Cost	201,652	2,800	321,798	28,128	29,241	30,906	4,597	50,654	17	46,167	715,960
Accumulated depreciation, impairment and amortization	(161,534)	(2,172)	(211,288)	(22,560)	(23,169)	(18,707)	(270)	(44,125)	(1)	—	(483,826)
Net book value	40,118	628	110,510	5,568	6,072	12,199	4,327	6,529	16	46,167	232,134
Year Ended December 31, 2020
Net book value at beginning of the year	40,118	628	110,510	5,568	6,072	12,199	4,327	6,529	16	46,167	232,134
Additions (Note 4)	915	155	2,124	238	1,548	2,771	102	991	—	63,060	71,904
Disposals/Retirements	(12)	—	(114)	(212)	(59)	—	(265)	(1)	—	(16)	(679)
Reclassifications	6,116	(707)	(31,539)	(263)	4,030	10,979	(70)	(5,893)	24	17,312	(11)
Transfers and others	21,066	—	42,477	897	(455)	5,614	11	6,576	76	(76,262)	—
Translation differences charged directly to cumulative translation adjustments	—	—	(1)	—	(1)	—	—	(1)	—	—	(3)
Adjustments	9	871	(700)	28	125	1	53	(122)	—	(201)	64
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(1)	—	—	—	—	—	—	(1)
Depreciation and amortization	(9,922)	(398)	(11,154)	(1,282)	(4,664)	(14,224)	(10)	(862)	(24)	—	(42,540)
Net book value at end of the year	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
As at December 31, 2020
Cost	205,338	3,134	298,169	23,647	41,856	46,885	4,427	23,868	104	50,060	697,488
Accumulated depreciation, impairment and amortization	(147,048)	(2,585)	(186,566)	(18,674)	(35,260)	(29,545)	(279)	(16,651)	(12)	—	(436,620)
Net book value	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
Year Ended December 31, 2021
Net book value at beginning of the year	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
Additions (Note 4)	1,306	906	141	145	570	5,678	43	23	145	80,026	88,983
Disposals/Retirements	(9)	(1)	(81)	(27)	(52)	—	(163)	—	—	—	(333)
Reclassifications	—	1,850	—	2,795	55	—	—	—	—	(4,554)	146
Impairment losses recognized during the year (Note 5)	(27)	—	(121)	—	—	—	—	—	—	—	(148)
Transfers and others	22,641	—	30,328	629	195	10,077	145	4,900	107	(69,022)	—
Translation differences charged directly to cumulative translation adjustments	—	—	1	—	(1)	—	—	1	—	—	1
Adjustments	8	—	—	(8)	—	—	—	—	—	—	—
Depreciation and amortization (Note 3)	(10,676)	(552)	(23,282)	(1,091)	(2,124)	(5,245)	(10)	(3,635)	(166)	—	(46,781)
Net book value at end of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
As at December 31, 2021
Cost	229,160	5,896	327,195	26,838	40,586	62,595	4,451	27,099	355	56,510	780,685
Accumulated depreciation, impairment and amortization	(157,627)	(3,144)	(208,606)	(19,422)	(35,347)	(34,745)	(288)	(18,593)	(177)	—	(477,949)
Net book value	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php1,582 million, Php1,597 million and Php1,455 million for the years ended December 31, 2021, 2020 and 2019, respectively.  See Note 5 – Income and Expenses – Financing Costs – Net and Note 29 – Notes to the Statements of Cash Flows.  The average interest capitalization rate used was approximately 4% for each of the years ended December 31, 2021 and 2020 and 5% for the year ended December 31, 2019.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to Php29 million for the year ended December 31, 2021 and nil for each of the years ended December 31, 2020 and 2019.

The cost of fully depreciated property and equipment that are still being used in the Group’s operations amounted to Php77,201 million and Php73,995 million as at December 31, 2021 and 2020, respectively.

As at December 31, 2021, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 15 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	5 – 15 years
Land improvements	10 years
IT systems and platforms	3 – 5 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating useful lives of property and equipment.